EQUITY (Details Narrative) - shares	Jan. 13, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Stockholders equity reverse stock split	1-for-20 reverse share split
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		2,750,784	2,736,435
Ordinary shares, shares outstanding		2,750,784	2,736,435
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		14,286	14,286
Ordinary shares, shares outstanding		14,286	14,286